Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Derivative instruments, at fair value	$ 292,905	$ 196,222
Liabilities:
Derivative instruments, at fair value	16,843
Fair Value, Measurements, Recurring
Assets:
Derivative instruments, at fair value	292,905	196,222
Total assets	292,905	196,222
Liabilities:
Derivative instruments, at fair value	16,843
Total liabilities	16,843
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Derivative instruments, at fair value	0	0
Total assets	0	0
Liabilities:
Derivative instruments, at fair value	0
Total liabilities	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Derivative instruments, at fair value	292,905	196,222
Total assets	292,905	196,222
Liabilities:
Derivative instruments, at fair value	16,843
Total liabilities	16,843
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	0	0
Total assets	0	0
Liabilities:
Derivative instruments, at fair value	0
Total liabilities	0
Carrying Value | Fair Value, Measurements, Recurring
Assets:
Derivative instruments, at fair value	292,905	196,222
Total assets	292,905	$ 196,222
Liabilities:
Derivative instruments, at fair value	16,843
Total liabilities	$ 16,843